MATERIAL ACCOUNTING POLICIES (Details Narrative)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CAD ($)	Dec. 31, 2024 USD ($)
Material Accounting Policies
Cash	$ 260,000
Expenditure commitments	$ 154,217	$ 214,685	$ 0